Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Investments
Fixed maturity securities available-for-sale, at fair value (amortized cost: USD 880,584 – June 30, 2024, USD 789,619 – December 31, 2023, net of allowance for expected credit losses: USD 563 – June 30, 2024, USD 353 – December 31, 2023)	$ 852,764	$ 765,590
Equity securities, at fair value (cost: USD 23,426 – June 30, 2024, USD 24,056 – December 31, 2023)	28,809	26,208
Other investments, at fair value (cost: USD 12,117 – June 30, 2024, USD 11,302 – December 31, 2023)	12,122	11,060
Short-term investments	69,732	42,157
Term deposits	78,747	105,137
Equity-method investments measured at fair value	3,069	3,522
Fixed maturity securities held to maturity	1,994	1,994
Total investments	1,047,237	955,668
Cash and cash equivalents	167,606	177,022
Accrued investment income	16,011	11,471
Premiums receivable, net of allowance for expected credit losses (USD 12,904 – June 30, 2024, USD 11,302 – December 31, 2023)	286,466	245,217
Reinsurance recoverables, net of allowance for expected credit losses (USD 4,054 – June 30, 2024, USD 4,034 – December 31, 2023)	210,637	223,083
Ceded unearned premiums	97,853	98,013
Deferred policy acquisition costs, net of ceding commission	70,362	65,272
Deferred tax assets, net	4,137	4,157
Other assets	58,041	57,997
TOTAL ASSETS	1,958,350	1,837,900
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	741,024	712,098
Unearned premiums	500,391	443,525
Insurance and reinsurance payables	96,436	89,704
Other liabilities	26,860	34,853
Derivative financial liability	5,430	17,290
TOTAL LIABILITIES	1,370,141	1,297,470
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at USD 0.01 par value per share; issued and outstanding: 45,207,474 shares – June 30, 2024, 44,500,879 shares – December 31, 2023)	455	445
Additional paid-in capital	146,292	137,623
Treasury shares (284,044 shares –June 30, 2024, 3,800 shares – December 31, 2023)	(3,979)	(49)
Accumulated other comprehensive loss, net of taxes	(23,901)	(20,638)
Retained earnings	469,342	423,049
TOTAL SHAREHOLDERS’ EQUITY	588,209	540,430
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,958,350	$ 1,837,900